Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Purchase of raw material
Schedule of Related Party Transaction

For the years ended December 31, 2011, 2012 and 2013, purchase of raw materials, mobile phone products and services from related parties were as follow:

	2011	2012	2013

Ying Bai	$35,832	$—	$—
De Ming	—	—	—

Total	$35,832	$—	$—

Sales raw material
Schedule of Related Party Transaction	For the years ended December 31, 2011, 2012 and 2013, sales of raw materials to related parties were as follow:

	2011	2012	2013

Ying Bai	$80	$—	$—
De Ming	—	—	—

Total	$80	$—	$—